Business Combinations - Total acquisition consideration (Details)	1 Months Ended
	Feb. 28, 2018	Dec. 23, 2015
Globe Specialty Metals Inc
Acquisition-date fair value of total consideration transferred [abstract]
Percentage of equity interests acquired		100.00%
Glencore | Major business combination
Acquisition-date fair value of total consideration transferred [abstract]
Period for marketing and procurement of manganese ores	10 years